Trade Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Trade Accounts Receivable

	Year ended December 31,
	2017		2018		2018
	BRL		BRL		USD
Trade accounts receivables	R$	134,039	R$	184,954	US$	47,733
Allowance for doubtful accounts		(20,871)		(21,147)		(5,458)

Total trade accounts receivables, net	R$	113,168	R$	163,807	US$	42,275

Summary of Allowance for Doubtful Trade Accounts Receivable

The changes in the allowance for doubtful trade accounts receivable for years ended December 31, 2016, 2017 and 2018 are as follows:

	Year ended December 31,
	2016		2017		2018		2018
	BRL		BRL		BRL		USD
Balance at January 1	R$	(555)	R$	(1,722)	R$	(20,871)	US$	(5,387)
Additions		(6,227)		(25,443)		(13,014)		(3,359)
Adjustment from adoption of IFRS 9 (a)		—		—		(2,322)		(599)
Adjustment from adoption of IFRS 9 (b)		—		—		(701)		(181)
Sale of Mexico operation		—		—		155		40
Write-offs		5,060		6,294		15,606		4,028

Balance at December 31	R$	(1,722)	R$	(20,871)	R$	(21,147)	US$	(5,458)

a)	Impact of adopting IFRS9 on opening balance, related to reclassification from accounts receivables (“gross”) to allowance for doubtful accounts at January 1, 2018 as disclosed in Note 2.6.

b)	Impact of adopting IFRS9 on opening balance, recognized in Accumulated losses as at January 1, 2018 as disclosed in Note 2.6.